CAPITAL LEASE - Schedule of Long-Term Obligations Under Capital Leases (Details) $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 vessel	Dec. 31, 2018 tax_lease	Dec. 31, 2017 USD ($) vessel
Leases [Abstract]
Total obligations under capital lease	$ 119,683			$ 128,081
Less: current portion of obligations under capital lease	(1,564)			(1,276)
Non-current portion of obligations under capital lease	$ 118,119			$ 126,805
Number of leased shipping vessels		1	1	1